Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net as of December 31, 2021 and 2020 consists of the following (in thousands):

	As of December 31,
	2021	2020
Machinery and equipment	$1,444	$625
Computers, software and related equipment	268	218
Office furniture and equipment	341	338
Vehicles	342	165
Leasehold improvements	4,725	4,709
Construction in progress	213	—

Total property and equipment	7,333	6,055
Less accumulated depreciation and amortization	(2,204)	(1,190)

Property and equipment, net	$5,129	$4,865